Property and Equipment (Tables)	9 Months Ended
Jan. 31, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2024	229	21	15,144	165	307	5,143	31	21,040
Additions	12	22	210	207	20	812	79	1,362
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	40	2	820	18	9	300	—	1,189
Balance, April 30, 2025	281	45	16,174	291	336	6,255	110	23,492
Additions	121	1	—	—	—	588	43	753
Discontinued operations	(127)	(38)	(12,733)	—	(147)	(4,350)	—	(17,395)
Disposals	(2)	—	—	(32)	—	—	—	(34)
Foreign exchange	(88)	—	92	7	1	(259)	—	(247)
Balance, January 31, 2026	185	8	3,533	266	190	2,234	153	6,569

Accumulated Depreciation:
Balance, April 30, 2024	146	6	1,831	112	102	2,147	—	4,344
Depreciation	66	8	1,922	67	65	788	—	2,916
Disposals	—	—	—	(99)	—	—	—	(99)
Foreign exchange	11	—	158	7	3	390	—	569
Balance, April 30, 2025	223	14	3,911	87	170	3,325	—	7,730
Discontinued operations	(116)	(14)	(3,262)	—	(67)	(2,548)	—	(6,007)
Depreciation	41	6	212	38	45	591	—	933
Disposals	(2)	—	—	(32)	—	—	—	(34)
Foreign exchange	(21)	(3)	50	3	(10)	(92)	—	(73)
Balance, January 31, 2026	125	3	911	96	138	1,276	—	2,549

Net Book Value:
April 30, 2025	58	31	12,263	204	166	2,930	110	15,762
January 31, 2026	60	5	2,622	170	52	958	153	4,020